Goodwill and Intangible Assets - Schedule Of Future Amortization (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Other Intangible Assets Disclosure [Abstract]
2017		$ 285
2017 (remaining)	$ 211
2018	267	267
2019	248	248
2020	201	199
2021	71	73
Thereafter	363	338
Amortizing intangible assets, net	$ 1,361	$ 1,410